GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Current Year Period					Prior Year End
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	1,526,282	(877,612)	–	648,670	1,600,286	(876,457)	(37,002)	686,827
Mobile software applications	2.00	–	–	–	–	282,500	(282,500)	–	–
NetSpective webfiltering software	2.00	–	–	–	–	1,134,435	(1,134,435)	–	–
Noncompete agreements	1.50	–	–	–	–	846,638	(846,638)	–	–
Subtotal	–	1,526,282	(877,612)	–	648,670	3,863,859	(3,140,030)	(37,002)	686,827
Intangible assets not subject to amortization:
Trade names	–	4,386,247	–	–	4,386,247	4,455,595	–	(69,348)	4,386,247
Total intangible assets	–	5,912,529	(877,612)	–	5,034,917	8,319,454	(3,140,030)	(106,350)	5,073,074

Schedule of amortization

Remainder of 2022	$114,471
2023	152,628
2024	152,628
2025	152,628
2026	76,314
Total remaining intangible assets subject to amortization	$648,670